SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and social insurance		¥ 61,505	¥ 42,547
Taxes payable		35,521	32,383
Deposits of BNY MELLON			19,016
Deposits		379	218
Staff reimbursements		3,756	4,915
Other payables		1,514	1,930
Accrued expenses and other current liabilities	$ 14,682	¥ 102,675	¥ 101,009